Supplement dated May 1, 2019
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic California Municipal Income Fund (the Fund)	3/1/2019
Effective immediately, the portfolio manager table under the caption “Fund Management” in the "Summary of the Fund" section and under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Douglas J. White, CFA	Senior Portfolio Manager	Lead Portfolio Manager	December 2018
Catherine Stienstra	Senior Portfolio Manager and Head of Municipal Bond Investments	Portfolio Manager	2010
Anders Myhran, CFA	Portfolio Manager	Portfolio Manager	2016
The rest of each section remains the same.
Shareholders should retain this Supplement for future reference.
SUP123_10_002_(05/19)

Supplement dated May 1, 2019
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic New York Municipal Income Fund (the Fund)	3/1/2019
Effective immediately, the portfolio manager table under the caption “Fund Management” in the "Summary of the Fund" section and under the caption “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Douglas J. White, CFA	Senior Portfolio Manager	Lead Portfolio Manager	December 2018
Catherine Stienstra	Senior Portfolio Manager and Head of Municipal Bond Investments	Portfolio Manager	2010
Anders Myhran, CFA	Portfolio Manager	Portfolio Manager	2016
The rest of each section remains the same.
Shareholders should retain this Supplement for future reference.
SUP205_10_002_(05/19)

Supplement dated May 1, 2019
to the Prospectus and Summary Prospectus (as previously supplemented) of each of the following funds (each, a
Fund, and collectively, the Funds):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund (To be renamed Columbia California Intermediate Municipal Bond Fund effective 5/14/2019)	9/1/2018
Columbia AMT-Free Georgia Intermediate Muni Bond Fund (To be renamed Columbia Georgia Intermediate Municipal Bond Fund effective 5/14/2019)	9/1/2018
Columbia AMT-Free Maryland Intermediate Muni Bond Fund (To be renamed Columbia Maryland Intermediate Municipal Bond Fund effective 5/14/2019)	9/1/2018
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund (To be renamed Columbia North Carolina Intermediate Municipal Bond Fund effective 5/14/2019)	9/1/2018
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund (To be renamed Columbia South Carolina Intermediate Municipal Bond Fund effective 5/14/2019)	9/1/2018
Columbia AMT-Free Virginia Intermediate Muni Bond Fund (To be renamed Columbia Virginia Intermediate Municipal Bond Fund effective 5/14/2019)	9/1/2018
Columbia Funds Series Trust I
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund (To be renamed Columbia Connecticut Intermediate Municipal Bond Fund effective 5/14/2019)	3/1/2019
Columbia AMT-Free Intermediate Muni Bond Fund (To be renamed Columbia Intermediate Municipal Bond Fund effective 5/14/2019)	3/1/2019
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund (To be renamed Columbia Massachusetts Intermediate Municipal Bond Fund effective 5/14/2019)	3/1/2019
Columbia AMT-Free New York Intermediate Muni Bond Fund (To be renamed Columbia New York Intermediate Municipal Bond Fund effective 5/14/2019)	3/1/2019
Columbia AMT-Free Oregon Intermediate Muni Bond Fund (To be renamed Columbia Oregon Intermediate Municipal Bond Fund effective 5/14/2019)	12/1/2018
Effective immediately, the information about the portfolio managers under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for each Fund is hereby revised to add the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Anders Myhran, CFA	Portfolio Manager	Portfolio Manager	May 2019
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund" section of the Prospectus for each Fund is hereby revised to add the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Anders Myhran, CFA	Portfolio Manager	Portfolio Manager	May 2019
Mr. Myhran joined the Investment Manager in 1992. Mr. Myhran began his investment career in 1992 and earned a B.A. in business with majors in finance and quantitative analysis from the University of Wisconsin.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_085_(05/19)